Auditors' Fee (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total audit fee	kr 10,979	kr 4,086
Parent Company
Audit services	4,449	645
Other audit activities	3,774	3,343
Other services	0	98
Total audit fee	kr 8,223	kr 4,086